UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
  (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2019

Date of reporting period:  October 31, 2018

Item 1. Schedule of Investments.

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Schedule of Investments
October 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 18.7%
Aaron's, Inc.	28,466	$1,341,603
Amazon.com, Inc. (a)	694	1,109,019
Best Buy Co, Inc.	17,653	1,238,534
Burlington Stores, Inc. (a)	10,697	1,834,428
Deckers Outdoor Corp. (a)	13,210	1,679,916
Domino's Pizza, Inc.	5,328	1,432,113
DR Horton, Inc.	30,848	1,109,294
Gentex Corp.	54,504	1,147,309
Leidos Holdings, Inc.	19,305	1,250,578
NIKE, Inc. - Class B	17,142	1,286,336
Polaris Industries, Inc.	10,547	938,472
Sirius XM Holdings, Inc.	181,614	1,093,316
Sotheby's (a)	20,437	858,354
Starbucks Corp.	18,091	1,054,163
Steven Madden Ltd.	39,295	1,228,755
The Children's Place, Inc.	9,651	1,441,859
The Home Depot, Inc.	7,131	1,254,200
Ultra Beauty, Inc. (a)	5,230	1,435,740
Wolverine World Wide, Inc.	40,263	1,416,050
		24,150,039
Consumer Staples - 9.2%
Cal-Maine Foods, Inc.	27,853	1,355,606
Costco Wholesale Corp.	6,532	1,493,411
Monster Beverage Corp. (a)	21,495	1,136,011
National Beverage Corp. (a)	12,452	1,151,187
Sysco Corp.	18,680	1,332,444
The Boston Beer Co., Inc. - Class A (a)	4,944	1,519,242
The Clorox Co.	9,541	1,416,361
The Estee Lauder Cos., Inc. - Class A	8,747	1,202,188
Walmart, Inc.	12,745	1,278,069
		11,884,519
Energy - 4.4%
ConocoPhillips	23,266	1,626,294
HollyFrontier Corp.	19,157	1,291,948
Phillips 66	12,620	1,297,588
Valero Energy Corp.	15,558	1,417,178
		5,633,008
Financials - 13.3%
Assured Guaranty Ltd.	33,375	1,334,332
Brown & Brown, Inc.	47,517	1,339,029
Comerica, Inc.	13,066	1,065,663
First Citizens Bancshares, Inc. - Class A	2,815	1,200,963
Houlihan Lokey, Inc.	20,047	825,535
JPMorgan Chase & Co.	10,981	1,197,149

LPL Financial Holdings, Inc.	18,718	1,153,029
Marketizes Holdings, Inc.	5,476	1,148,153
MGIC Investment Corp. (a)	110,033	1,343,503
Moody's Corp.	8,304	1,208,066
Morningstar, Inc.	11,727	1,463,530
MSCI, Inc.	8,002	1,203,341
SunTrust Banks, Inc.	18,661	1,169,298
The Progressive Corp.	22,237	1,549,919
		17,201,510
Health Care - 13.9%
Abbott Laboratories	21,167	1,459,253
AbbVie, Inc.	11,416	888,736
Amgen, Inc.	5,328	1,027,185
Cerner Corp. (a)	15,583	892,594
Chemed Corp.	4,793	1,458,654
IDEXX Laboratories, Inc. (a)	6,865	1,456,204
Illumina, Inc. (a)	5,628	1,751,152
Innoviva, Inc. (a)	67,815	946,697
Inogen, Inc. (a)	8,957	1,697,978
Medtronic PLC	14,765	1,326,192
Merck & Co, Inc.	20,434	1,504,147
Myriad Genetics, Inc. (a)	42,510	1,914,225
Zoetis, Inc.	17,352	1,564,283
		17,887,300
Industrials - 13.8%
AO Smith Corp. - Class A	18,673	850,182
Delta Air Lines, Inc.	20,875	1,142,489
Emerson Electric Co.	18,736	1,271,800
Expeditors International of Washington, Inc.	17,925	1,204,202
Forward Air Corp.	21,465	1,287,685
Huntington Ingalls Industries, Inc.	5,357	1,170,397
Insperity, Inc.	14,085	1,547,237
Landstar System, Inc.	11,860	1,187,067
Norfolk Southern Corp.	8,654	1,452,401
Old Dominion Freight Line, Inc.	9,103	1,187,213
Robert Half International, Inc.	22,418	1,356,962
Rockwell Automation, Inc.	6,218	1,024,291
Rollins, Inc.	26,826	1,588,099
The Boeing Co.	4,450	1,579,127
		17,849,152
Information Technology - 23.9%
Accenture PLC - Class A	8,324	1,312,029
ANSYS, Inc. (a)	7,598	1,136,281
Apple, Inc.	7,876	1,723,741
Aspen Technology, Inc. (a)	16,158	1,371,653
Broadridge Financial Solutions, Inc.	14,244	1,665,693
Cadence Design Systems, Inc. (a)	30,676	1,367,229
Cognizant Technology Solutions Corp.	15,273	1,054,295
FLIR Systems, Inc.	26,793	1,240,784
Fortinet, Inc. (a)	24,033	1,975,032
Global Payments, Inc.	11,739	1,340,946
HP, Inc.	59,979	1,447,893

Jack Henry & Associates, Inc.	10,538	1,578,909
Match Group, Inc. (a)	36,594	1,892,642
Maxim Integrated Products, Inc.	22,387	1,119,798
Microsoft Corp.	13,503	1,442,255
Monolithic Power Systems, Inc.	10,859	1,282,665
NVIDIA Corp.	6,516	1,373,768
Stamps.com, Inc. (a)	5,210	1,053,306
Teradata Corp. (a)	32,886	1,197,050
Texas Instruments, Inc.	12,176	1,130,298
VeriSign, Inc. (a)	11,562	1,648,048
Visa, Inc. - Class A	10,533	1,451,974
		30,806,289
Materials - 1.6%
Louisiana-Pacific Corp.	43,853	954,680
Steel Dynamics, Inc.	26,546	1,051,221
		2,005,901
Real Estate - 0.8%
Rayonier, Inc. (b)	34,529	1,042,776
TOTAL COMMON STOCKS (Cost $125,499,704)		128,460,494

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Fidelity Investments Money Market Government Portfolio - Class I, 2.060% (c)	493,737	493,737
TOTAL SHORT-TERM INVESTMENTS (Cost $493,737)		493,737

Total Investments (Cost $125,993,441) - 100.0%		128,954,231
Other Assets in Excess of Liabilities - 0.0% (d)		2,688
TOTAL NET ASSETS - 100.0%		$128,956,919

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Real Estate Investment Trust
(c)	Rate disclosed is the seven day yield as of October 31, 2018.
(d)	Less than 0.05%

For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

TrimTabs All Cap International Free-Cash-Flow ETF
Schedule of Investments
October 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.1%
Consumer Discretionary - 11.5%
Cie Plastic Omnium SA	2,876	$80,134
Eutelsat Communications SA	4,975	100,921
Fast Retailing Co. Ltd.	242	122,399
Haseko Corp.	8,215	104,185
InterContinental Hotels Group PLC	1,972	103,597
Kering SA	234	104,319
Oriental Land Co. Ltd.	1,164	109,504
Puma SE	243	124,955
Stanley Electric Co. Ltd.	3,255	96,495
Toyota Motor Corp.	2,008	117,720
Zenrin Co. Ltd.	3,956	98,414
		1,162,643
Consumer Staples - 11.7%
Asahi Group Holdings Ltd.	2,671	117,601
Beiersdorf AG	976	101,039
Diageo PLC	3,814	132,041
Kao Corp.	1,500	100,115
Nestle SA	1,500	126,774
Pigeon Corp.	2,300	97,638
Remy Cointreau SA	973	115,607
Shiseido Co. Ltd.	1,960	123,973
Strauss Group Ltd.	5,700	125,083
Swedish Match AB	2,824	143,898
		1,183,769
Energy - 6.7%
DNO ASA	58,884	113,370
JXTG Holdings, Inc.	16,029	109,270
Neste Oyj	1,508	124,276
Saipem SpA (a)	20,043	109,762
SBM Offshore NV	6,650	115,090
TGS NOPEC Geophysical Co. ASA	2,984	100,142
		671,910
Financials - 10.5%
DNB ASA	6,039	109,285
KB Financial Group, Inc. - ADR	2,270	94,318
Mitsubishi UFJ Financial Group, Inc.	17,990	109,182
National Bank of Canada	2,509	113,896
Partners Group Holding AG	198	141,056
The Shizuoka Bank Ltd.	13,076	114,843
Tokio Marine Holdings, Inc.	3,004	142,326
Tryg A/S	5,362	129,595
United Overseas Bank Ltd.	6,071	106,856
		1,061,357

Health Care - 10.8%
Cochlear Ltd.	841	105,758
CSL Ltd.	922	122,748
ICON PLC (a)	952	131,452
Indivior PLC (a)	27,308	65,744
Ipsen SA	836	116,089
Novo Nordisk A/S	2,654	114,792
Ono Pharmaceutical Co. Ltd.	4,300	98,016
Orexo AB (a)	17,051	115,895
Shionogi & Co. Ltd.	1,800	115,368
Sonova Holding AG	650	106,198
		1,092,060
Industrials - 14.2%
Ashtead Group PLC	4,386	108,508
CAE, Inc.	6,994	123,363
Concentric AB	5,808	77,938
Daikin Industries Ltd.	1,000	116,320
Hitachi Construction Machinery Co. Ltd.	3,680	98,168
Intertek Group PLC	1,808	108,339
Kajima Corp.	6,375	82,262
Legrand SA	1,785	116,737
Nidec Corp.	990	127,133
Qantas Airways Ltd.	27,652	107,112
Recruit Holdings Co. Ltd.	3,775	101,606
Safran SA	909	117,423
Wolters Kluwer NV	2,519	143,113
		1,428,022
Information Technology - 14.9%
Amadeus IT Group SA	1,340	108,033
ASML Holding NV	567	96,922
CGI Group, Inc. (a)	2,380	146,982
Dassault Systemes SE	986	123,796
Halma PLC	7,050	119,670
Nintendo Co Ltd.	300	93,482
REA Group Ltd.	1,893	96,009
Reply SpA	2,180	120,890
Samsung Electronics Co. Ltd. (c)	91	84,903
Siltronic AG	638	58,590
Square Enix Holdings Co. Ltd.	2,975	106,650
Tencent Holdings Ltd.	2,620	89,205
Tokyo Electron Ltd.	565	78,540
Ubisoft Entertainment SA (a)	1,075	96,798
Yaskawa Electric Corp.	3,004	86,924
		1,507,394
Manufacturing - 1.1%
FANUC Corp.	600	104,941

Materials - 10.1%
Air Liquide SA	996	120,708
FUCHS PETROLUB SE	2,550	110,620
Givaudan SA	54	131,039
Iluka Resources Ltd.	17,085	97,516
Mitsubishi Gas Chemical Co., Inc.	4,815	81,121

Rio Tinto PLC	2,635	128,104
Sika AG	1,020	130,849
UPM-Kymmene OYJ	3,476	111,852
West Fraser Timber Co. Ltd.	2,094	105,205
		1,017,014
Mining, Quarrying, and Oil and Gas Extraction - 1.2%
Imperial Oil Ltd.	3,700	115,588

Real Estate - 1.2%
Japan Excellent, Inc. (b)	95	123,260

Utilities - 2.2%
Italgas SpA	21,576	111,486
Toho Gas Co. Ltd.	3,292	113,784
		225,270
TOTAL COMMON STOCKS (Cost $10,343,359)		9,693,228

EXCHANGE TRADED FUNDS - 2.9%
iShares MSCI South Korea ETF	5,087	296,419
TOTAL EXCHANGE TRADED FUNDS (Cost $366,524)		296,419

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Government Portfolio - Class I, 2.060% (d)	75,294	75,294
TOTAL SHORT-TERM INVESTMENTS (Cost $75,294)		75,294

Total Investments (Cost $10,785,177) - 99.7%		10,064,941
Other Assets in Excess of Liabilities - 0.3%		25,264
TOTAL NET ASSETS - 100.0%		$10,090,205

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At October 31, 2018, the value of these securities amounted to $84,903 or 0.84% of net assets.

(d)	Rate disclosed is the seven day yield as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value each Fund's investments as of October 31, 2018:

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Description (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$128,460,494	$-	$-	128,460,494
Short-Term Investments	493,737	-	-	$493,737
Total Investments in Securities	$128,954,231	$-	$-	128,954,231

TrimTabs All Cap International Free-Cash-Flow ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$529,143	$-	$-	$529,143
Canada	605,034	-	-	605,034
Denmark	244,387	-	-	244,387
Finland	236,128	-	-	236,128
France	1,092,532	-	-	1,092,532
Germany	395,204	-	-	395,204
Hong Kong	89,205	-	-	89,205
Israel	125,083	-	-	125,083
Italy	342,138	-	-	342,138
Japan	3,091,240	-	-	3,091,240
Netherlands	355,125	-	-	355,125
Norway	322,797	-	-	322,797
Republic of Korea	179,221	-	-	179,221
Singapore	106,856	-	-	106,856
Spain	108,033	-	-	108,033
Sweden	337,731	-	-	337,731
Switzerland	635,916	-	-	635,916
United Kingdom	897,455	-	-	897,455
Total Common Stocks	$9,693,228	$-	$-	$9,693,228
Exchange Traded Funds	$296,419	-	-	$296,419
Short-Term Investments	$75,294	-	-	$75,294
Total Investments in Securities	$10,064,941	$-	$-	$10,064,941

(a) See Schedules of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)  /s/ Theodore M. Theodore
                                            Theodore M. Theodore, President (Principal Executive Officer)

Date   December 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Theodore M. Theodore
                                              Theodore M. Theodore, President (Principal Executive Officer)

Date  December 11, 2018

By (Signature and Title)* /s/ Jeff Lazar
                                              Jeff Lazar, Treasurer (Principal Financial Officer)

Date  December 11, 2018

* Print the name and title of each signing officer under his or her signature.